Notes Payable and Long-Term Debt - Summary of long-term debt (Details) - USD ($) $ in Millions			12 Months Ended
	Sep. 25, 2018	Dec. 04, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 24, 2018
Notes Payable and Long Term Debt
Total long-term debt at face value			$ 779	$ 536
Current maturities of long-term debt and unamortized discount			(40)	(54)
Long-term debt, less current maturities and unamortized discount			739	482
Payments of long-term debt			46	17	$ 5
Term loan due 2028
Notes Payable and Long Term Debt
Total long-term debt at face value			$ 698
Face amount	$ 700
Proceeds from issuance of debt	$ 220
Term loan due 2022
Notes Payable and Long Term Debt
Total long-term debt at face value				$ 484
Face amount						$ 500
Effective interest rate (as a percent)			4.15%	3.20%
Adjusted leverage ratio, maximum		50.00%
Minimum net worth base requirement		$ 2,500
Percentage of consolidated net income added to net worth base amount		25.00%
Maximum dividends per year		$ 100
Sum of subsidiary indebtedness and priority indebtedness as a percentage of consolidated tangible net worth, maximum		15.00%
Foreign subsidiary obligations due 2019 through 2023
Notes Payable and Long Term Debt
Total long-term debt at face value			$ 81	$ 52